Summary of significant accounting policies - Summary of New Standards and Amendments Issued by the IASB (Details)	6 Months Ended
Jun. 30, 2024
IAS 1 Non - current Liabilities with Covenants (Amendments to IAS 1)
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2024
IAS 1 Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2024
IFRS 16 Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2024
IAS 7 and IFRS 7 Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2024
IAS 21 Lack of Exchangeability (Amendments to IAS 21)
Summary of significant accounting policies
Date of reporting standards adopted	Jan. 01, 2025